Accumulated Costs with Respect to Projects in Excess of Progress Payments (Progress Payments in Excess of Accumulated Costs with Respect to Projects)	12 Months Ended
Dec. 31, 2017
Accumulated Costs with Respect to Projects in Excess of Progress Payments [Abstract]
ACCUMULATED COSTS WITH RESPECT TO PROJECTS IN EXCESS OF PROGRESS PAYMENTS (PROGRESS PAYMENTS IN EXCESS OF ACCUMULATED COSTS WITH RESPECT TO PROJECTS)
NOTE 5 -	ACCUMULATED COSTS WITH RESPECT TO PROJECTS IN EXCESS OF PROGRESS PAYMENTS (PROGRESS PAYMENTS IN EXCESS OF ACCUMULATED COSTS WITH RESPECT TO PROJECTS):

Composition:

	December 31,
	2017	2016
	(U.S. dollars in thousands)

Accumulated costs	$547	$548
Advanced payments from customers	(853)	(397)
Accumulated costs with respect to projects in excess of progress payments (progress payments in excess of accumulated costs with respect to projects)	$(306)	$151